Prepaid Expenses and Other Current Assets, Net - Components of Prepaid Expenses and Other Current Assets, Net (Detail) - USD ($) $ in Thousands		May 31, 2026	May 31, 2025
Prepaid Expenses And Other Current Assets [Abstract]
Receivable from third party payment platform		$ 152,703	$ 93,125
Advances to suppliers		84,861	81,246
Prepaid advertising fees		34,596	23,989
VAT recoverable		29,625	31,007
Interest receivables		25,314	26,282
Rental deposits		20,611	18,782
Prepaid rents	[1]	18,028	10,690
Staff advances	[2]	8,956	9,672
Deposits of advertising and decoration		208	1,958
Others		15,014	11,864
Prepaid expense and other assets current before allowance		389,916	308,615
Less: allowance for prepaid expenses and other current assets		(784)	(713)
Prepaid expenses and other current assets		$ 389,132	$ 307,902

[1]	Prepaid rents represent the prepayment of rent related to leases less than 12 months.
[2]	Staff advances were provided to staff for travelling and business related use, and related expenditures are expensed as incurred.